Exhibit 99.1

SingleSource Diligence Solutions Utah, LLC d/b/a Resolute Diligence Solutions 6546 North Landmark Drive Suite E, Park City, UT 84098 714.614.2974 legal@setpoint.io

May 21, 2025

Executive Summary

Third Party Due Diligence Review

Overview

Resolute Diligence Solutions (“Resolute”), a third-party due diligence provider, performed the review described below on behalf of its client (“Client”). The review included a total of 1,019 home equity investments (each an “Option” and collectively the “Portfolio”), in connection with the securitization identified as SOLVE 2025-HEC1 (the “Securitization”). The review concluded in May of 2025.

Description of the Due Diligence Performed

Resolute performed valuation, data, document, title, and credit/underwriting guideline reviews for the Portfolio.

The table below summarizes the reviews by type:

Review	Reviewed Total	% Of Portfolio
Credit/Underwriting Guideline Review	1,019	100.00%
Data Review	1,019	100.00%
Document Review	1,019	100.00%
Valuation Review	1,019	100.00%
Hazard and Flood Insurance Review	1,019	100.00%
Title Review	1,019	100.00%

Credit/Underwriting Guideline Review:

Resolute reviewed the Options to determine compliance with mutually agreed underwriting guidelines at time of acquisition as provided by Client (the “Guidelines”).

Data Review:

Resolute compared the following data fields on the data tape provided by the Client against the data found on the origination documents.

FICO Score	Option Term	Occupancy	Debt Pay Off
LOTV	Sr. Lien Amount	Title Type	Option %
Option Amount	As is Appraised Value	Property Address	Proceeds Cap

Document Review:

Resolute reviewed each Option file to determine if the documents were included and that the documents have been property executed and/or recorded:

•	Option Purchase Agreement

•	Recorded (or executed if pending recordation) Security Instrument

•	Recorded Memorandum (or executed if pending recordation)

•	Credit Report

•	1st Mortgage Statement

•	2nd Mortgage Statement (as applicable)

•	Identification Documents

•	Application

•	Appraisal

•	Settlement Statement

•	Flood Certification

•	Hazard Insurance

•	Flood Insurance, if applicable

•	HOA Insurance, if applicable

•	Verification of Title Evidence (as applicable)

Valuation Review:

Resolute reviewed the valuations provided by the Client and validated the following:

•	Property Address

•	Property type

•	Occupancy

•	Location

•	Condition rating

•	As is appraised value

•	As is appraisal date

•	Appraiser Cert is included

•	Appraiser executed the appraisal

•	Appraiser license is included

•	Appraiser insurance is included

For each Option, Resolute reviewed the original appraisal and an AVM or seller provided desk review, as applicable, and determined whether the appraised value was reasonably supported within at least a 10% downside variance. In each instance, Resolute confirmed that the applicable secondary valuation product with respect to each Option reviewed by it supported original value within at least a 10% downside variance.

Hazard and Flood Insurance Review:

Resolute verified that the hazard insurance meets the minimum coverage amount.

Resolute reviewed the Flood Certificate to verify if flood insurance is required. If flood insurance is required, Resolute verified that the flood insurance meets the minimum coverage amounts.

Title Review:

Resolute verified the following:

•           Verify the legal description matches the current recorded deed.

•           Verify that no liens/encumbrances negatively impact the property, or if applicable, provide the Client with an exception report identifying the issue.

Grading Methodology

Resolute applied a grading methodology to each Option based on the review criteria and the Guidelines.

CREDIT EVENT GRADE
A	The Option conforms to all applicable Guidelines, no conditions noted.
B	The Option does not meet every applicable Guideline, however most of the Option characteristics are within the Guidelines and there are documented and significant compensating factors.
C	The Option does not meet every applicable Guideline, and most Option characteristics are outside Guidelines; or there are weak or no compensating factors.
D	The Option does not meet every applicable Guideline, and most Option characteristics are outside Guidelines and not curable; or there are weak or no compensating factors.

VALUATION EVENT GRADE
A	The value is supported within at least 10% on the downside of the original appraisal by the AVM or there are other supporting documents in the seller’s file (seller desk review) confirmed by a third-party diligence provider.
B	The value is not supported within at least 10% on the downside of the original appraisal by the AVM and there are no other valuation support documents in the seller’s file that could be confirmed by a third-party diligence provider. The valuation methodology substantially meets the applicable Guidelines, but reasonable compensating factors were considered and documented for exceeding Guidelines.
C	The value is not supported within at least 10% on the downside of the original appraisal. The valuation methodology did not meet the Guidelines and there were not sufficient compensating factors for exceeding the Guidelines.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.

Summary of Findings and Conclusions of Review

Completion of the credit and valuation reviews for the Portfolio resulted in an “A” grade for 945 Options and a “B” grade for 74 Options. The data integrity review of 1,019 Options resulted in no discrepancies.

OVERALL REVIEW RESULTS
Grade	Count	% Of Portfolio ($)	Investment Payment
A	945	93.94%	$100,942,063.00
B	74	6.06%	$6,512,786.00
C	0	0.00%	$0.00
D	0	0.00%	$0.00

CREDIT GRADES
Grade	Count	% Of Portfolio	Investment Payment
A	945	93.94%	$100,942,063.00
B	74	6.06%	$6,512,786.00
C	0	0.00%	$0.00
D	0	0.00%	$0.00

VALUATION GRADES
Grade	Count	% Of Portfolio ($)	Investment Payment
A	1,019	100.00%	$107,454,849.00
B	0	0.00%	$0.00
C	0	0.00%	$0.00
D	0	0.00%	$0.00

Portfolio Summary

LIEN POSITION	Count	% Of Portfolio ($)	Investment Payment
FIRST	116	9.81%	$10,543,475.00
SECOND	816	80.34%	$86,330,194.00
THIRD	82	9.53%	$10,238,005.00
FOURTH	5	0.32%	$343,175.00
TOTAL	1,019	100.00%	$107,454,849.00

ORIG TERM	Count	% Of Portfolio ($)	Investment Payment
0-180	86	13.23%	$14,212,550.00
181-240	0	0.00%	$0
241-360	933	86.77%	$93,242,299.00
Total	1,019	100.00%	$107,454,849.00

OCCUPANCY	Count	% Of Portfolio ($)	Investment Payment
PRIMARY	981	95.41%	$102,521,294.00
SECOND	30	3.62%	$3,889,800.00
INVESTMENT	8	0.97%	$1,043,755.00
Total	1,019	100.00%	$107,454,849.00